Fair Value Measurements (Tables)	5 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Fair Value Disclosures [Abstract]
Summary of fair value, measured on recurring basis
The following table presents information about the Company’s financial assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2020 by level within the fair value hierarchy:

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account	$172,500,000	$—	$—
Liabilities:
Derivative warrant liabilities	$—	$—	$15,871,750

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis and indicate the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.
September 30, 2021

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account	$175,987,897	$—	$—
Liabilities:
Derivative warrant liabilities (public)	$9,918,750	$—	$—
Derivative warrant liabilities (private)	$—	$8,251,250	$—
December 31, 2020

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account	$175,950,325	$—	$—
Liabilities:
Derivative warrant liabilities (public)	$—	$—	$8,625,000
Derivative warrant liabilities (private)	$—	$—	$7,246,750

Summary of quantitative information regarding fair value measurements
The following table provides quantitative information regarding Level 3 fair value measurements inputs as their measurement dates:

	As of December 15, 2020	As of December 31, 2020
	Public and Private	Public and Private
Exercise price	$11.50	$11.50
Volatility	15.0%	15.0%
Stock price	$9.57	$9.98
Expected life of the options to convert	6.54	6.5
Risk-free rate	0.58%	0.58%
Dividend yield	0.0%	0.0%

The following table provides quantitative information regarding Level 3 fair value measurements inputs at their initial measurement date:

At initial issuance

Exercise price	$11.50
Volatility	15.4%
Stock price	$9.98
Expected life of the options to convert	6.54
Risk-free rate	0.58%
Dividend yield	0.0%

Summary of change in derivative warrant liabilities measured at fair value
The change in the fair value of the derivative warrant liabilities for the period ended December 31, 2020 is summarized as follows
:

Derivative warrant liabilities at July 31, 2020 (inception)	$—
Issuance of Public and Private Warrants	13,516,250
Change in fair value of derivative warrant liabilities	2,355,500

Derivative warrant liabilities at December 31, 2020	$15,871,750

The change in the fair value of the derivative warrant liabilities, measured using Level 3 inputs, for the three and nine months ended September 30, 2021 is summarized as follows:

Derivative warrant liabilities at January 1, 2021	$15,871,750
Transfer of public warrant liabilities to Level 1	(8,625,000)
Change in fair value of warrant liabilities	(2,870,000)

Derivative warrant liabilities at March 31, 2021	4,376,750
Transfer of private warrant liabilities to Level 2	(4,376,750)
Change in fair value of warrant liabilities	—

Derivative warrant liabilities at June 30, 2021	—

Derivative warrant liabilities at September 30, 2021	$—